Fair Value Measurements	9 Months Ended
Sep. 30, 2023
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 8. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of September 30, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
September 30, 2023
Assets
Marketable Securities held in Trust Account:
U.S. Treasury Securities	$121,479,815	$121,479,815	$—	$—
Liabilities
Derivative liabilities – Forward Purchase Agreement	$8,890,000	$—	$—	$8,890,000

As of December 31, 2022, the Company had no financial assets or liabilities measured at fair value on a recurring basis.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of September 30, 2023	As of August 15, 2023
Redemption Price	$10.55	$10.43
Stock price	$10.55	$10.49
Volatility	57.0%	56.0%
Term (years)	2.87	3.00
Risk-free rate	4.83%	4.64%

The change in the fair value of the assets and liabilities, measured with Level 3 inputs, for the nine months ended September 30, 2023 is summarized as follows:

Fair value as of (inception) August 15, 2023	$8,810,000
Change in fair value of derivative liabilities(1)	80,000
Fair value as of September 30, 2023	$8,890,000

(1)	Reflected in Change in fair value of Forward Purchase Agreement on the condensed consolidated statements of operations.

The estimated fair value of the Forward Purchase Agreement was measured at fair value using a Monte Carlo simulation model, which was determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero. Any changes in these assumptions can change the valuation significantly.